Payroll expenses and compensation - Additional Information (Detail)	Dec. 31, 2020
China [member]
Statements [Line Items]
Contribution to pension plan percent	21.00%
Norway [member] | Maximum [Member]
Statements [Line Items]
Contribution to pension plan percent	10.00%
Norway [member] | Minimum [Member]
Statements [Line Items]
Contribution to pension plan percent	2.00%
United Kingdom [member] | Maximum [Member]
Statements [Line Items]
Contribution to pension plan percent	6.00%
United Kingdom [member] | Minimum [Member]
Statements [Line Items]
Contribution to pension plan percent	4.00%